Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 9 - Commitments and Contingencies

Litigation

Because of the nature of the Company’s business, it is subject to claims and/or threatened legal actions, which arise out of the normal course of business. As of the date of this filing, the Company is not aware of any pending lawsuits against it, its officers or directors.

Leases

The Company does not own or lease any real property or facilities that are material to its current business operations. If the Company continues its business operations, the Company may seek to lease facilities to support its operational and administrative needs.

Licensing Agreement – MLR 1019

On July 28, 2021, the Company and Melior II entered into an exclusive license agreement for the development, commercialization and exclusive license of MLR-1019. MLR-1019 is being developed as a new class of therapeutic for Parkinson’s disease (PD) and is, to the best of the Company’s knowledge, the only drug candidate today to address both movement and non-movement aspects of PD. Under the Agreement, the Company was granted an exclusive license to use Melior II’s Patents and know-how to develop products in consideration for cash payments up to approximately $21.8 million upon meeting certain performance milestones, as well as a royalty of 5% of gross sales.

The license agreement terminates upon the last expiration of the patents licensed by the Company, which is presently 2038 subject to any potential extensions and renewals of any of such patents. If the Company fails to have its common stock listed on Nasdaq or the NYSE (an “Uplisting Event”) within 12 months after the Company receives a Clinical Trial Authorization from the European Medicines Agency, then the Company’s commercial license and rights for using Melior II’s data shall terminate. Additionally, if the Company has completed the necessary steps to effect an Uplisting Event, the Company will have the option to purchase all rights held by Melior II on the MLR-1019 licensed products in consideration for 10% of the outstanding shares of the Company’s common stock (immediately post Uplisting Event) and 2.5% royalty of future gross product sales.

As of September 30, 2022, no performance milestones had been met under the agreement.

ADHERA THERAPEUTICS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the Three and Nine Months Ended September 30, 2022

(Unaudited)

Licensing Agreement – MLR 1023

On August 24, 2021, the Company as licensee entered into an exclusive license agreement with Melior I for the development, commercialization and exclusive license of Melior I’s MLR-1023. MLR-1023 is being developed as a novel therapeutic for Type 1 diabetes.

Under the Agreement, the Company was granted an exclusive license to use the Melior I’s Patents and know-how to develop products in consideration for cash payments up to approximately $21.8 million upon meeting certain performance milestones, as well as a tiered royalty of 8-12% of gross sales.

Under the original terms of the agreement if the Company failed to raise $4.0 million dollars within 120 days of the Effective Date of the agreement then the License would immediately terminate unless, by 120 Days Adhera was in the process of completing transactions to complete the fundraising then an additional 30 Days would be provided to allow for the completion of the raise.

On October 20, 2021, the Company expanded the exclusive licensing agreement with Melior I to include two additional clinical indications for Non-Alcoholic Steatohepatitis (NASH) and pulmonary inflammation.

On November 17, 2021, Melior I extended the Company’s timeline from 120 days to 180 days from the effective of the agreement for the Company to raise $4.0 million dollars unless, by 180 Days Adhera is in the process of completing transactions to complete the fundraising then an additional 30 Days shall be provided to allow for the completion of required fundraising.

On February 16, 2022, an addendum to the licensing agreement dated August 4, 2021, was executed by the Company and Melior I, extending the requirement by the Company to raise $4.0 million dollars to June 16, 2022.

On July 20, 2022, the Company entered into an addendum to the License Agreement for MLR-1023 with Melior I pursuant to which Melior I extended the license to February 1, 2023, in exchange for a $136,921 licensing payment. In addition, the Company was required to hire and retain a Chief Scientific Officer, and raise an additional $500,000 in capital in addition to other requirements set forth in the addendum and the License Agreement.

As of September 30, 2022, no performance milestones have been met under the agreement.

NOTE 9 - Commitments and Contingencies

Litigation

Because of the nature of the Company’s business, it is subject to claims and/or threatened legal actions, which arise out of the normal course of business. As of the date of this filing, the Company is not aware of any pending lawsuits against it, its officers or directors.

Leases

The Company does not own or lease any real property or facilities that are material to its current business operations. If the Company continues its business operations, the Company may seek to lease facilities in order to support its operational and administrative needs.

Share Repurchase Agreement

On October 30, 2019, the Company repurchased 20 shares of Series F Convertible Preferred Stock including accrued and unpaid dividends and warrants to purchase 7,500 shares of common stock for $100,000 from our former CEO pursuant to an amendment to the settlement agreement dated April 4, 2019. The Company also committed to purchase from such officer the remaining Series F Convertible Preferred Stock and related warrants held by such officer for $100,000 by not later than March 1, 2020. As of December 31, 2021, the Company had not repurchased the remaining shares.

Licensing Agreement – MLR 1019

On July 28, 2021, the Company and Melior Pharmaceuticals II, LLC (“MP”) entered into an exclusive license agreement for the development, commercialization and exclusive license of MLR-1019. MLR-1019 is being developed as a new class of therapeutic for Parkinson’s disease (PD) and is, to the best of the Company’s knowledge, the only drug candidate today to address both movement and non-movement aspects of PD. Under the Agreement, the Company was granted an exclusive license to use the MP Patents and know-how to develop products in consideration for cash payments up to approximately $21.8 million upon meeting certain performance milestones, as well as a royalty of 5% of gross sales.

The license terminates upon the last expiration of the patents licensed by the Company, which is presently 2034 subject extensions and renewals of any of such patents. If the Company fails to have its common stock listed on Nasdaq or the NYSE (an “Uplisting Event”) within 12 months after the Company receives a Clinical Trial Authorization from the European Medicines Agency, then the Company’s commercial license and rights for using MP’s data shall terminate. Additionally, if the Company has completed the necessary steps to affect an Uplisting Event, the Company will have the option to purchase all rights held by MP on the MLR-1019 licensed products in consideration for 10% of the outstanding shares of the Company’s common stock (immediately post Uplisting Event) and 2.5% royalty of future gross product sales.

As of December 31, 2021, no performance milestones had been met under the agreement.

Licensing Agreement – MLR 1023

On August 24, 2021, the Company as licensee entered into an exclusive license agreement with Melior Pharmaceuticals I, Inc. for the development, commercialization and exclusive license of Melior’s MLR-1023. MLR-1023 is being developed as a novel therapeutic for Type 1 diabetes.

Under the Agreement, the Company was granted an exclusive license to use the MP Patents and know-how to develop products in consideration for cash payments up to approximately $21.8 million upon meeting certain performance milestones, as well as a tiered royalty of 8-12% of gross sales.

Under the original terms of the agreement if the Company failed to raise $4.0 million dollars within 120 days of the Effective Date then the License would immediately terminate unless, by 120 Days Adhera was in the process of completing transactions to complete the fundraising then an additional 30 Days would be provided to allow for the completion of the raise.

On November 17, 2021, Melior Pharmaceuticals I, Inc. extended the Company’s timeline from 120 days to 180 days from the effective of the agreement for the Company to raise $4.0 million dollars unless, by 180 Days Adhera is in the process of completing transactions to complete the fundraising then an additional 30 Days shall be provided to allow for the completion of required fundraising.

As of December 31, 2021, no performance milestones had been met under the agreement.